Consolidated Statement of Financial Position - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Non-current assets [abstract]
Property, plant and equipment	$ 125	$ 267	$ 1,963
Right of use asset	595	811	6,141
Intangible assets	2,112	1,939	3,414
Fixed asset investments			30
Trade and other receivables			1,888
Total non-current assets	2,832	3,017	13,436
Current assets [abstract]
Trade and other receivables	3,041	4,997	3,217
Cash and cash equivalents	36,978	18,705	44,455
Assets classified as held for sale			38,677
Total current assets	40,019	23,702	86,349
Total assets	42,851	26,719	99,785
Current liabilities [abstract]
Trade and other payables	7,635	11,911	18,831
Lease liabilities	265	286	2,118
Provisions	7,000
Liabilities classified as held for sale			5,869
Total current liabilities	14,900	12,197	26,818
Non-current liabilities [abstract]
Trade and other payables		2,000	23
Lease liabilities	454	704	6,284
Warrants liability	261		6
Total non-current liabilities	715	2,704	6,313
Total liabilities	15,615	14,900	33,131
Net assets (liabilities)	27,236	11,819	66,654
Equity [abstract]
Share capital	38	29	16
Share premium	206,467	151,363	137,712
Other reserves	166,804	166,804	166,804
Foreign currency translation reserve	(10,478)	(9,441)	1,790
Share-based payment reserve	38,233	41,549	41,999
Retained earnings	(373,828)	(338,485)	(281,667)
Total Equity	$ 27,236	$ 11,819	$ 66,654